Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table summarizes the recognized changes in fair value of our balance sheet hedges offset by remeasurement of balance sheet positions. These amounts are recognized in our consolidated statements of operations for the periods presented. The net of our changes in fair value of hedges and the remeasurement of our assets and liabilities is included in "Other non-operating income" on our consolidated statements of operations.

	Years ended December 31,
Gains (losses) dollars in millions	2017	2016
Balance Sheet Hedges - Fair Value	$5	$(7)
Balance Sheet Position - Remeasurement	(16)	27
Net	$(11)	$20